Securities - Summary of securities classified by maturity (Detail) - BRL (R$) R$ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of offsetting of financial liabilities [line items]
Financial assets	R$ 56,217,071	R$ 41,888,778	R$ 16,582,616
Financial liabilities	44,627,989	31,842,054	15,216,037
Financial Assets At Fair Value Through Profit Or Loss And Other Comprehensive Income Category [member]
Disclosure of offsetting of financial liabilities [line items]
Current financial assets	8,417,190	9,804,819	1,875,374
Non-current financial assets	21,570,920	15,254,691	5,111,375
Current financial liabilities	721,131	2,021,707	1,192,877
Non-current financial liabilities			66,702
Financial assets at amortised cost, category [member]
Disclosure of offsetting of financial liabilities [line items]
Current financial assets	1,267,826	2,266,971	155,292
Non Stated Maturity [member] | Financial Assets At Fair Value Through Profit Or Loss And Other Comprehensive Income Category [member]
Disclosure of offsetting of financial liabilities [line items]
Current financial assets	5,405,233	4,999,333	1,425,401
Current financial liabilities	721,131	2,021,707
Non Stated Maturity [member] | Financial assets at amortised cost, category [member]
Disclosure of offsetting of financial liabilities [line items]
Current financial assets		807,218
Not later than three months [member] | Financial Assets At Fair Value Through Profit Or Loss And Other Comprehensive Income Category [member]
Disclosure of offsetting of financial liabilities [line items]
Current financial assets	1,814,839	257,544	192,208
Current financial liabilities			1,184,972
Not later than three months [member] | Financial assets at amortised cost, category [member]
Disclosure of offsetting of financial liabilities [line items]
Current financial assets	423,837	807,218
From 3 to 12 months [member]
Disclosure of offsetting of financial liabilities [line items]
Financial liabilities		1,167,519	1,458,330
From 3 to 12 months [member] | Financial Assets At Fair Value Through Profit Or Loss And Other Comprehensive Income Category [member]
Disclosure of offsetting of financial liabilities [line items]
Current financial assets	1,197,118	4,547,942	257,765
Current financial liabilities			7,905
From 3 to 12 months [member] | Financial assets at amortised cost, category [member]
Disclosure of offsetting of financial liabilities [line items]
Current financial assets	843,989	1,459,753	155,292
Later than one year [member] | Financial Assets At Fair Value Through Profit Or Loss And Other Comprehensive Income Category [member]
Disclosure of offsetting of financial liabilities [line items]
Non-current financial assets	21,570,920	15,254,691	5,111,375
Non-current financial liabilities			66,702
Fair value [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	31,255,936	27,326,481	7,142,041
Financial liabilities	R$ 721,131	R$ 2,021,707	R$ 1,259,579